Significant events - Mexican real estate sector (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2014 company	Nov. 30, 2015 company	Dec. 31, 2017 MXN ($) company	Dec. 31, 2016 MXN ($) company
Three principal Mexican real estate companies
Disclosure of major customers
Number of major real estate companies | company			3	3
Percentage of entity's loans and advances to customers			0.01%	0.38%
Percentage of entity's total assets			0.003%	0.16%
MEXICO
Disclosure of major customers
Number of major real estate companies that declared bankruptcy | company	2
Number of major real estate companies | company	3
Number of major real estate companies for which authorities declared bankruptcy concluded | company		2
Gross carrying amount
Disclosure of major customers
Loans and advances to customers. | $			$ 631,967	$ 604,030
Gross carrying amount | Three principal Mexican real estate companies
Disclosure of major customers
Loans and advances to customers. | $			44	2,201
Gross carrying amount | Three principal Mexican real estate companies | Impaired loans
Disclosure of major customers
Loans and advances to customers. | $			44	1,505
Gross carrying amount | MEXICO
Disclosure of major customers
Loans and advances to customers. | $			$ 631,967	$ 604,030